Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Goodwill [Abstract]
Schedule of Goodwill
The following table presents the changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023:

Balance at December 31, 2022	$—
Spaceflight Acquisition	17,097

Balance at December 31, 2023	17,097
Additions or impairments	—

Balance at December 31, 2024	$17,097